Taxation (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Taxes [Abstract]
Tax expense	€ 10.7	€ 5.9	€ 29.2	€ 17.1